Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Capital Management [Abstract]
Schedule of Capital Management
The Company’s capital structure is comprised of shareholders’ equity, long-term debt and adjusted working capital. The balance of each of these items is as follows:

($ millions)	2017	2016
Long-term debt	4,111.0	3,820.7
Adjusted working capital deficiency (1)	133.3	277.0
Unrealized foreign exchange on translation of US dollar long-term debt	(219.4)	(420.6)
Net debt	4,024.9	3,677.1
Shareholders’ equity	9,162.9	9,591.2
Total capitalization	13,187.8	13,268.3

(1)
Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities, dividends payable and long-term compensation liability, less cash, accounts receivable, prepaids and deposits and long-term investments.